Credit Risk - Schedule of Exposure classes: ING Bank Portfolio Per Risk Category - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Percentage of decrease in portfolio size	0.50%
Increase (decrease) in portfolio size	€ 842,000
Outstanding amount in portfolio	€ 773,636	€ 775,065
US Dollar
Disclosure of credit risk exposure [line items]
Depreciation in currency value	(12.20%)
Australian Dollar
Disclosure of credit risk exposure [line items]
Depreciation in currency value	(5.10%)